Acquired Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Intangible Assets, Net (Textual)
Intangible asset amortization expense			$ 221,582
Distribution networks and trademarks with carrying amount	$ 18,290	$ 223,294
Trademarks [Member] | HJX [Member]
Acquired Intangible Assets, Net (Textual)
Distribution networks and trademarks with carrying amount			$ 353,691